Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued And Other Current Liabilities [Text Block]
10. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2015	2016
Other taxes payable	$960,959	$901,027
Accrued employee payroll and welfare	2,094,398	3,618,234
Other payable	3,085,960	608,232
Accrued expenses	3,167,689	3,574,243
Advances from customers	1,606,932	430,430
Down payment from sales of property	939,757	—
	$11,855,695	$9,132,166

Other taxes payable mainly consist of value-added tax and related surcharges and PRC individual income tax of employees withheld by the Group. The Group’s PRC subsidiaries are subject to value-added tax at a rate of 17% on product purchases and sales amount. Value-added tax payable on sales is computed net of value-added tax paid on purchases.

The Group received $939,757 down payment for sales of certain real estate properties, which were reclassified as held-for-sale assets as of December 31, 2015.